Segments	12 Months Ended
Dec. 31, 2022
Segments [abstract]
Segments
5 Segments
Accounting policies
Equinor’s operations are managed through operating segments identified on the basis of those components of Equinor that are
regularly reviewed by the chief operating decision maker, Equinor's corporate executive committee (CEC). The reportable segments
Exploration & Production Norway (E&P Norway), Exploration & Production International (E&P

International), Exploration & Production
USA (E&P USA), Marketing, Midstream & Processing (MMP) and Renewables

(REN) correspond to the operating segments. The
operating segments Projects, Drilling & Procurement (PDP), Technology, Digital & Innovation (TDI) and Corporate staff and functions are aggregated into the reportable segment Other based on materiality. The majority of the costs in PDP and TDI is allocated to the three Exploration & Production segments, MMP and REN.
The accounting policies of the reporting segments equal those described in these Consolidated financial statements, except for the
line-item Additions to PP&E, intangibles and equity accounted investments in which movements related to changes in asset retirement
obligations are excluded as well as provisions for onerous contracts which reflect only obligations towards group external parties. The
measurement basis of segment profit is net operating income/(loss). Deferred tax assets, pension assets, non-current financial assets,
total current assets and total liabilities are not allocated to the segments. Transactions between the segments, mainly from the sale of
crude oil, gas,

and related products, are performed at defined internal prices which have been derived from market prices. The
transactions are eliminated upon consolidation.
With effect from 2022, Equinor changed the measurement basis for the segments related to leases. Up to and including 2021, all
leases were presented within the Other segment and lease costs were allocated to the operating segments based on underlying lease
payments with a corresponding credit in the Other segment. With effect from 2022, lease contracts are accounted for in accordance
with IFRS 16 Leases in all segments. This change does not affect Equinor’s Consolidated financial statements except the segment
disclosures in this note. Comparative numbers in the segments have been restated.
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The Exploration & Production operating segments are responsible for the discovery and appraisal of new resources, commercial
development and safe and efficient operation of the oil and gas portfolios within their respective geographical areas: E&P Norway on
the Norwegian continental shelf, E&P USA in USA and E&P International worldwide outside of E&P Norway and E&P USA.
PDP is responsible for global project development, well deliveries, and sourcing across Equinor.
TDI encompasses research, technology development, specialist advisory services, digitalisation, IT, improvement, innovation, and ventures and future business.
MMP is responsible for the marketing, trading, processing and transportation of crude oil and condensate,

natural gas, NGL and
refined products, and includes refinery, terminals, and processing plant operation. MMP is also managing power and emissions trading and the development of transportation solutions for natural gas, liquids, and crude oil, including pipelines,

shipping, trucking and rail. In
addition, MMP is in charge of low carbon solutions in Equinor.
REN is developing, exploring, investing in, and operating areas within renewable energy such as offshore wind, green hydrogen,
storage solutions, and solar power.
Segment information for the years ended 31 December 2022, 2021, and 2020 are presented below. For revenues per geographical area, please see note 7 Total revenues and other income. For further information on the following items affecting the segments, please refer to the related notes: note 6 Acquisitions and disposals, note 14 Impairments, and note 26 Other commitments, contingent
liabilities, and contingent assets.
2022
E&P
Norway

E&P
International E&P USA MMP REN Other
Eliminations

Total

(in USD million)
Revenues third party, other revenue and
other income 1,299 1,134 305 147,173 127 149 0 150,186
Revenues inter-segment 74,631 6,124 5,217 527 0 55 (86,554) 0
Net income/(loss) from equity accounted
investments 0 172 0 406 58 (16) 0 620
Total revenues and other income

75,930 7,431 5,523 148,105 185 187 (86,554) 150,806
Purchases [net of inventory variation] 0 (116) 0 (139,916) 0 0 86,227 (53,806)
Operating, selling, general and
administrative expenses (3,782) (1,698) (938) (4,591) (265) (223) 904 (10,595)
Depreciation and amortisation (4,986) (1,445) (1,422) (881) (4) (142) 0 (8,878)
Net impairment (losses)/reversals 819 (286) 1,060 895 0 0 0 2,487
Exploration expenses (366) (638) (201) 0 0 0 0 (1,205)
Total operating expenses (8,315) (4,183) (1,501) (144,493) (269) (365) 87,131 (71,995)
Net operating income/(loss) 67,614 3,248 4,022 3,612 (84) (178) 577 78,811
Additions to PP&E, intangibles and equity
accounted investments 4,922 2,623 764 1,212 298 176 0 9,994
Balance sheet information
Equity accounted investments

3 550 0 688 1,452 65 0 2,758
Non-current segment assets

28,510 15,868 11,311 4,619 316 1,031 0 61,656
Non-current assets not allocated to
segments

15,437
Total non-current assets

79,851
Assets classified as held for sale 0 1,018 0 0 0 0 0 1,018
2021
E&P
Norway 1)
E&P
International 1)
E&P

USA 1) MMP 1) REN 1) Other 1)
Eliminations 1
) Total (in USD million)
Revenues third party, other revenue and
other income 1) 414 1,121 377 87,050 1,394 307 0 90,665
Revenues inter-segment 1) 38,972 4,230 3,771 321 0 41 (47,335) 0
Net income/(loss) from equity accounted
investments 0 214 0 22 16 7 0 259
Total revenues and other income 1) 39,386 5,566 4,149 87,393 1,411 355 (47,335) 90,924
Purchases [net of inventory variation] 0 (58) 0 (80,873) 0 (1) 45,772 (35,160)
Operating, selling, general and
administrative expenses 1) (3,653) (1,405) (1,074) (3,753) (163) (432) 1,102 (9,378)
Depreciation and amortisation
1)
(6,002) (1,734) (1,665) (869) (3) (158) 0 (10,432)
Net impairment (losses)/reversals
1)
1,102 (1,587) (69) (735) 0 2 0 (1,287)
Exploration expenses (363) (451) (190) 0 0 0 0 (1,004)
Total operating expenses 1) (8,915) (5,237) (2,998) (86,230) (166) (590) 46,873 (57,261)
Net operating income/(loss) 1) 30,471 329 1,150 1,163 1,245 (234) (461) 33,663
Additions to PP&E, intangibles and equity
accounted investments
1)
4,943 1,834 690 517 457 64 0 8,506
Balance sheet information
Equity accounted investments

3 1,417 0 113 1,108 45 0 2,686
Non-current segment assets 1) 36,502 15,422 11,406 4,006 157 1,032 0 68,527
Non-current assets not allocated to
segments

13,406
Total non-current assets

84,618
Assets classified as held for sale 0 676 0 0 0 0 0 676
Restated due to implementation of IFRS 16 in the

segments, mainly affecting the line items Operating, selling,

general and administrative
expenses in MMP (reduction of USD 523

million), E&P Norway (reduction of USD
77

million) and Other (increase of USD
696

million),
Depreciation and amortisation in MMP (increase of USD 509

million), E&P Norway (increase of USD
222

million) and Other (reduction of
USD 799

million) and Non-current segment assets in

MMP (increase of USD
987

million), E&P Norway (increase of USD
1,201

million)
and Other (decrease of USD 2,255

million).
2020
E&P
Norway 1)
E&P
International 1)
E&P

USA MMP 1) REN 1) Other 1) Eliminations Total (in USD million)
Revenues third party, other revenue and
other income 1) 215 452 368 44,623 18 88 0 45,765
Revenues inter-segment 11,804 3,183 2,247 309 0 39 (17,581) 0
Net income/(loss) from equity accounted
investments 0 (146) 0 31 163 5 0 53
Total revenues and other income 1) 12,019 3,489 2,615 44,963 181 132 (17,581) 45,818
Purchases [net of inventory variation] 0 (72) 0 (38,072) 0 1 17,157 (20,986)
Operating, selling, general and
administrative expenses
1)
(2,736) (1,374) (1,310) (4,564) (214) (59) 722 (9,537)
Depreciation and amortisation
1)
(4,466) (2,105) (1,889) (875) (1) (178) (1) (9,515)
Net impairment (losses)/reversals 1) (1,260) (1,426) (1,938) (1,076) 0 (19) (1) (5,720)
Exploration expenses (423) (2,071) (990) 0 0 1 (1) (3,483)
Total operating expenses 1) (8,886) (7,048) (6,127) (44,587) (216) (254) 17,877 (49,241)
Net operating income/(loss) 1) 3,133 (3,559) (3,512) 376 (35) (122) 295 (3,423)
Additions to PP&E, intangibles and equity
accounted investments
1)
5,004 2,588 1,067 1,048 33 22 0 9,762
Balance sheet information
Equity accounted investments 3 1,125 0 95 1,017 25 0 2,262
Non-current segment assets 1) 39,355 17,960 12,588 5,605 4 1,144 0 76,657
Non-current assets not allocated to
segments 13,704
Total non-current assets 92,623
Assets classified as held for sale 0 0 1,159 0 203 0 0 1,362
Restated due to implementation of IFRS 16 in the

segments, mainly affecting the line items Operating, selling,

general and administrative
expenses in MMP (reduction of USD 494

million), E&P Norway (reduction of USD
93

million) and Other (increase of USD
693

million),
Depreciation and amortisation in MMP (increase of USD 481

million), E&P Norway (increase of USD
181

million) and Other (reduction of
USD 718

million) and Non-current segment assets in

MMP (increase of USD
1,238

million), E&P Norway (increase of USD
1,623

million)
and Other (decrease of USD 2,987

million).
Non-current assets by country
At 31 December
(in USD million)
2022 2021
Norway 33,242 40,564
USA 12,343 12,323
Brazil 9,400 8,751
UK 3,688 2,096
Azerbaijan 1,401 1,654
Canada 1,171 1,403
Angola 895 948
Algeria 622 708
Argentina 615 474
Denmark 497 536
Other 541 1,757
Total non-current assets 1) 64,414 71,213
Excluding deferred tax assets, pension assets and non-current financial assets.

Equinor’s non-current assets in Norway have decreased by USD 7,322 million to USD
33,242

million at 31 December 2022 compared
to year-end 2021, mainly due to increased discount rates and strengthening of USD versus NOK.

The decrease has mainly affected
Property, plant and equipment,

see note 12.